SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Weighted Average Number of Class A Ordinary Shares Used in the Calculation of Basic and Diluted Net Loss (Detail) - Common Class A [Member] - shares
	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	690,440,759
Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	0	72,511,760
Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	770,352,700	762,952,519
Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net loss attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	0